Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Academy Securities, Inc.

Mischler Financial Group, Inc.

(collectively, the “Specified Parties”)

Re:	PRM Trust 2025-PRM6 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2025-PRM6 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 3 June 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 June 2025

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a fixed rate commercial mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is primarily secured by a portfolio of commercial properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties that is expected to be as of 16 June 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term,

as shown on the Final Data File, we recalculated the “Remaining Mortgage Loan Term to Maturity” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan (the “Original Mortgage Loan Amortization Term”) and
ii.	Remaining amortization term of the Mortgage Loan (the “Remaining Mortgage Loan Amortization Term”),
b.	Use the “Original Mortgage Loan Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “Mortgage Loan IO Period”) and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan and each Property as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balance at Maturity”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-off Date Mortgage Loan Balance,” as shown on the Final Data File, we recalculated the “% of Cut-Off Date Mortgage Loan Balance” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate and
c.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Annual Debt Service and
ii.	Mortgage Loan Monthly Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service” of the Mortgage Loan as 1/12th of the “Mortgage Loan Annual Debt Service.”

Attachment A Page 4 of 5

10.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Mortgage Loan Balance at Maturity,
c.	Mortgage Loan Annual Debt Service,
d.	Underwritten In-Place NOI,
e.	TTM NOI,
f.	Underwritten In-Place NCF,
g.	Appraised Value and
h.	Total Net Rentable Square Feet,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date As-Is LTV,
ii.	Mortgage Loan Maturity Date As-Is LTV,
iii.	Mortgage Loan Underwritten In-Place NOI DY,
iv.	Mortgage Loan TTM NOI DY,
v.	Mortgage Loan Underwritten In-Place NCF DSCR,
vi.	Mortgage Loan TTM NOI DSCR and
vii.	Mortgage Loan Balance Per Square Foot

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. and vi. above to two decimal places.

11.	Using the:
a.	Number of Climate Controlled Storage Units and
b.	Storage Units,

as shown on the Final Data File, we recalculated the “% Climate Controlled Storage Units” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Total Climate Controlled Storage Square Feet and
b.	Total Storage Square Feet,

as shown on the Final Data File, we recalculated the “% Climate Controlled Square Feet” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

13.	Using the:
a.	Storage Units,
b.	Parking Units,
c.	Other Units,
d.	Commercial Units and
e.	Locker Units,

as shown on the Final Data File, we recalculated the “Total Number of Units” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Master Servicer Fee Rate and
b.	Primary Servicer Fee Rate,

as shown on the Final Data File, we recalculated the “Servicing Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Servicing Fee Rate,
b.	Trustee/Cert Admin Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Total Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Total Admin Fee Rate,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	3 June 2025

Guaranty Agreement (see Note 1)	2 June 2025

Environmental Indemnity Agreement (see Note 1)	2 June 2025

Blocked Account Control Agreement (see Note 1)	2 June 2025

Cash Management Agreement (see Note 1)	9 May 2025

Non-Consolidation Opinion (see Note 1)	16 May 2025

Allocated Loan Amount Schedule (see Note 1)	30 May 2025

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	4 May 2025

Engineering Reports	8 April 2025

Phase I Environmental Reports	Various

Seismic Reports	Various

St. Croix Seismic Report (see Note 1)	4 April 2025

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	21 April 2025

Review of Management Agreements (see Note 1)	26 March 2025

Management Agreements	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Capital Expenditure Summary Reports	Not Dated

Pro Forma Title Policies	Not Dated

Historical Occupancy Summary	Not Dated

Insurance Review	Not Dated

PCA Summary Matrix	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Address	Appraisal Report
Property City	Appraisal Report
County	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report
MSA	Underwriter’s Summary Report
Property Type	Appraisal Report
Property Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Storage Units	Underwriter’s Summary Report
Parking Units	Underwriter’s Summary Report
Locker Units	Underwriter’s Summary Report
Other Units	Underwriter’s Summary Report
Commercial Units	Underwriter’s Summary Report
Number of Climate Controlled Storage Units	Underwriter’s Summary Report
Total Net Rentable Square Feet	Underwriter’s Summary Report
Total Storage Square Feet	Underwriter’s Summary Report
Total Climate Controlled Storage Square Feet	Underwriter’s Summary Report
Most Recent Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Property Manager	Review of Management Agreements
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Firm	Appraisal Report or Portfolio Appraisal Report
Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraisal Cap Rate	Appraisal Report or Portfolio Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report or Portfolio Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Seismic Firm	Seismic Report or St. Croix Seismic Report
Seismic Report Date	Seismic Report or St. Croix Seismic Report
Seismic PML %	Seismic Report or St. Croix Seismic Report

Exhibit 2 to Attachment A Page 2 of 5

Underwriting Information:

Characteristic	Source Document(s)

Underwritten In-Place Effective Gross Income	Underwriter's Summary Report
Underwritten Total Expenses	Underwriter's Summary Report
Underwritten In-Place NOI	Underwriter's Summary Report
Underwritten In-Place Replacement Reserves	Underwriter's Summary Report
Underwritten In-Place TI/LC	Underwriter's Summary Report
Underwritten In-Place NCF	Underwriter's Summary Report
2023 Effective Gross Income	Underwriter's Summary Report
2023 Expenses	Underwriter's Summary Report
2023 NOI	Underwriter's Summary Report
2024 Effective Gross Income	Underwriter's Summary Report
2024 Expenses	Underwriter's Summary Report
2024 NOI	Underwriter's Summary Report
TTM As of Date	Underwriter's Summary Report
TTM Effective Gross Income	Underwriter's Summary Report
TTM Expenses	Underwriter's Summary Report
TTM NOI	Underwriter's Summary Report
T6 Annualized As of Date	Underwriter's Summary Report
T6 Annualized Effective Gross Income	Underwriter's Summary Report
T6 Annualized Expenses	Underwriter's Summary Report
T6 Annualized NOI	Underwriter's Summary Report
T3 Annualized As of Date	Underwriter's Summary Report
T3 Annualized Effective Gross Income	Underwriter's Summary Report
T3 Annualized Expenses	Underwriter's Summary Report
T3 Annualized NOI	Underwriter's Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Deferred Maintenance Reserve Deposit Amount	PCA Summary Matrix
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Borrower Entities	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Original Mortgage Loan Balance	Allocated Loan Amount Schedule
Maturity Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Default Late Fee	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Non-Consolidation Letter	Non-Consolidation Opinion
Additional Debt Permitted	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Notes:

1.	For the purpose of comparing the:
a.	Property Address,
b.	Property City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value” and “Appraisal Cap Rate” characteristics for the Property identified on Preliminary Data File as “Harlem,” the Depositor instructed us to use the sum of the “As Is (Lot 22),” “As Is (Lot 33)” and “As Is (Lot 51)” values, as shown in the applicable Source Document(s), for the “Appraised Value” characteristic, and to include each capitalization rate for each lot, as shown in the applicable Source Document(s), for the ”Appraisal Cap Rate” characteristic.

3.	For the purpose of comparing the “Appraised Value,” “Appraisal Cap Rate” and “Date of Appraisal (Valuation Date)” characteristics for the Mortgage Loan, the Depositor instructed us to use the “As Is - Total Portfolio” appraised value and corresponding appraisal cap rates and appraisal dates, respectively, all as shown in the portfolio appraisal report Source Document. For the purpose of comparing the “Appraised Value,” “Appraisal Cap Rate” and “Date of Appraisal (Valuation Date)” characteristics for each Property, the Depositor instructed us to use the individual “as is” appraised value and corresponding appraisal cap rate and appraisal date for each Property, respectively, all as shown in the applicable appraisal report Source Document, even though the sum of the individual “as is” appraised values of the Properties does not equal the “Appraised Value” that is shown on the Preliminary Data File for the Mortgage Loan.

4.	For the purpose of comparing the “Seismic Zone” characteristic, the Depositor instructed us to use the seismic zone indicated in the applicable Source Document(s) only for any Property located in seismic zones 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Property is located in seismic zones 1 or 2, the Depositor instructed us to use “NAP” for the “Seismic Zone” characteristic.

5.	For the purpose of comparing the:
a.	Seismic Firm,
b.	Seismic Report Date and
c.	Seismic PML %

characteristics, the Depositor instructed us to perform procedures only for any Property that contains a seismic report Source Document in the related loan file. For any Property on the Preliminary Data File that does not contain a seismic report Source Document in the related loan file, the Depositor instructed us to use “NAP” for each of the characteristics listed in a. through c. above.

Exhibit 2 to Attachment A Page 5 of 5

6.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

7.	For the purpose of comparing the “Balloon Grace Period Event of Default Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Maturity Date.”

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan / Property
Property Count
Property Number
Property Name
Property ID
Loan Purpose
Sponsor
Appraisal Type
Master Servicer Fee Rate
Primary Servicer Fee Rate
Trustee/Cert Admin Fee Rate
Operating Advisor Fee
CREFC Fee Rate
Letter of Credit
Description of LOC
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Mortgage Loan Interest Rate
Phase II Date
Environmental Insurance
Other Reserve Type
Other Reserve Initial Deposit
Other Reserve Monthly Deposit
Other Reserve Cap
Additional Debt Type
Future Debt Description
First Payment Date
Prepayment String
Initial Outstanding TI/LC Reserve
Monthly Outstanding TI/LC Reserve
Outstanding TI/LC Cap
Future Funding Provisions

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.